Unaudited Condensed Consolidated Statement of Financial Position - GBP (£) £ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Non-current assets
Goodwill	£ 6,302	£ 5,985
Other Intangible assets, net	34,674	36,330
Property, plant and equipment, net	27,133	8,740
Investment in joint venture	9	424
Right-of-use assets, net	7,247	5,154
Other receivables	100	100
Investments in equity instruments	2,145	2,145
Total non-current assets	77,610	58,878
Current assets
Trade receivables	360	1,189
Other receivables and contract assets	10,312	6,313
Current tax assets	23,134	11,754
Inventories	194	359
Short term bank deposits	100,646	0
Cash and cash equivalents	460,439	562,173
Total current assets	595,085	581,788
Total assets	672,695	640,666
Capital and reserves
Share capital	61	60
Share premium	364,603	364,579
Deferred shares	0	3
Capital redemption reserve	3	0
Foreign exchange reserve	1,661	(659)
Share-based payment reserve	29,346	12,930
Fair value reserve	(199)	(199)
Merger reserve	54,213	54,213
Retained earnings	61,334	135,886
Total equity attributable to owners of the parent	511,022	566,813
Non-current liabilities
Loans	312	296
Lease liabilities	4,784	3,804
Deferred tax liability, net	6,495	7,121
Contract liabilities and other advances	70,533	16,359
Provisions	741	537
Total non-current liabilities	82,865	28,117
Current liabilities
Trade payables	17,593	6,290
Lease liabilities	1,639	1,075
Contract Liabilities and other advances	36,901	29,962
Other payables	22,675	8,409
Total current liabilities	78,808	45,736
Total liabilities	161,673	73,853
Total equity and liabilities	£ 672,695	£ 640,666